Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF

January 31, 2021 (unaudited)

	Shares	Value
Investment Companies — 99.8%

Bank Loan Funds — 23.7%
Invesco Senior Loan ETF(a)	42,932	$953,949
SPDR Blackstone / GSO Senior Loan ETF	9,685	444,541

Total Bank Loan Funds		1,398,490

Convertible Bond Fund — 25.8%
SPDR Bloomberg Barclays Convertible Securities ETF	17,962	1,519,406

Investment Grade Corporate Bond Funds — 43.6%
SPDR Portfolio Short Term Corporate Bond ETF	13,681	429,583
Vanguard Short-Term Corporate Bond ETF	25,788	2,143,241

Total Investment Grade Corporate Bond Funds		2,572,824

U.S. Small Cap Growth Funds — 6.7%
iShares Russell 2000 Growth ETF	494	148,393
iShares S&P Small-Cap 600 Growth ETF	552	66,947
Vanguard Small-Cap Growth ETF	649	177,488

Total U.S. Small Cap Growth Funds		392,828

U.S. Ultra Short Term Bond Funds — 0.0%(b)
Goldman Sachs Access Treasury 0-1 Year ETF	2	200
Invesco Treasury Collateral ETF	1	106
IQ Ultra Short Duration ETF†	17	844
iShares Short Treasury Bond ETF	1	110

Total U.S. Ultra Short Term Bond Funds		1,260

Total Investment Companies
(Cost $5,621,145)		5,884,808

Short-Term Investments — 4.3%

Money Market Funds — 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)(d)	244,290	244,290
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)	8,623	8,623
Total Short-Term Investments
(Cost $252,913)		252,913

Total Investments — 104.1%
(Cost $5,874,058)		6,137,721
Other Assets and Liabilities, Net — (4.1)%		(239,340)
Net Assets — 100.0%		$5,898,381

†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $747,903; total market value of collateral held by the Fund was $769,522. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $525,232.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2021.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Swap contracts outstanding at January 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2021	Monthly	$(45,561)	$–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	34,597	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	50	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.63%	3/30/2021	Monthly	(23,569)	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF - 1.28%	3/30/2021	Monthly	(126,533)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	5,407	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	2,426	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	16,111	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	55,153	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2021	Monthly	(11,382)	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	15,574	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	77,708	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	6,564	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2021	Monthly	(6,836)	–
						$–

At January 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of January 31, 2021.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2021 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Investment Companies	$5,884,808	$–	$–	$5,884,808
Short-Term Investments:
Money Market Funds	252,913	–	–	252,913
Total Investments in Securities	6,137,721	–	–	6,137,721
Other Financial Instruments:(h)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$6,137,721	$–	$–	$6,137,721
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$–	$–	$–	$–

(g)	For a complete listing of investments and their industries, see the Schedules of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2021 is as follows:
Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2021	Value ($) at 01/31/2021
IQ Ultra Short Duration ETF	–	–	3,752	(2,928)	19	1	12	6	17	844